Chase Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Appliances - 1.5%
SharkNinja, Inc. (a)	13,318	$ 2,027,932

Asset Management - 3.4%
Affiliated Managers Group, Inc.	9,477	3,207,017
WisdomTree, Inc.	84,244	1,427,093
		4,634,110

Building - 1.7%
MYR Group, Inc. (a)	4,627	2,315,351

Computer Hardware - 8.0%
Apple, Inc.	15,204	4,399,430
Dell Technologies, Inc. - Class C	14,685	6,335,990
		10,735,420

Computer-Storage - 1.3%
Everpure, Inc. - Class A (a)	21,736	1,712,579

Contract Manufacturing - 3.1%
Celestica, Inc. (a)	11,346	4,139,021

Drugs-Proprietary - 3.3%
AbbVie, Inc.	10,034	2,524,956
Indivior Pharmaceuticals, Inc. (a)	48,053	1,971,614
		4,496,570

Electrical Components - 2.7%
WESCO International, Inc.	10,490	3,623,561

Electrical Equipment - 4.0%
Vertiv Holdings Co. - Class A	16,021	5,364,151

Electronics - 5.4%
Littelfuse, Inc.	9,293	4,231,382
Sanmina Corp. (a)	11,846	2,997,985
		7,229,367

Energy/Oil Service - 3.6%
TechnipFMC PLC	73,285	4,858,795

Engineering/Construction - 4.5%
API Group Corp. (a)	44,703	1,893,172
MasTec, Inc. (a)	9,909	4,122,739
		6,015,911

Finance/Banks - 9.4%
Bank of New York Mellon Corp.	35,745	5,169,085
Goldman Sachs Group, Inc.	4,428	4,478,346
State Street Corp.	17,488	2,965,965

			12,613,396

Financial Services-Diversified - 2.2%
Principal Financial Group, Inc.	27,541		2,968,369

Health Care Services - 3.8%
BrightSpring Health Services, Inc. (a)	73,265		5,109,501

Internet Retail - 5.3%
Amazon.com, Inc. (a)	11,980		2,855,313
eBay, Inc.	38,606		4,314,221
			7,169,534

Internet Software & Services - 4.9%
Alphabet, Inc. - Class A	18,442		6,590,618

IT Services - 3.8%
Twilio, Inc. - Class A (a)	24,888		5,135,141

Retail-Apparel - 1.3%
Urban Outfitters, Inc. (a)	25,770		1,826,062

Semiconductors - 10.9%
Advanced Micro Devices, Inc. (a)	10,814		6,281,961
Broadcom, Inc.	8,602		3,249,405
NVIDIA Corp.	26,086		5,219,548
			14,750,914

Service Companies - 1.4%
VSE Corp.	8,489		1,939,737

Software - 1.4%
Docusign, Inc. (a)	43,203		1,919,077

Steel - 7.8%
Carpenter Technology Corp.	9,724		5,998,152
Howmet Aerospace, Inc.	16,635		4,472,486
			10,470,638
TOTAL COMMON STOCKS (Cost $66,800,267)			127,645,755

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.3%	Shares		Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (b)	7,152,057		7,152,057
TOTAL MONEY MARKET FUNDS (Cost $7,152,057)			7,152,057

TOTAL INVESTMENTS - 100.0% (Cost $73,952,324)			134,797,812
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00036)	(48,951)
TOTAL NET ASSETS - 100.0%			$ 134,748,861

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Chase Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 127,645,755	$ –	$ –	$ 127,645,755
Money Market Funds	7,152,057	–	–	7,152,057
Total Investments	$ 134,797,812	$ –	$ –	$ 134,797,812